Equity Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Stock Option Activity

A summary of option activity for the nine months ended September 30, 2018 is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	21,840,953	$0.33	4.03
Granted	16,831,272	0.46
Exercised	(487,620)	0.07
Forfeited or expired	(4,200,000)	0.34
Outstanding at September 30, 2018	33,984,605	$0.26	3.06	$3,992,194
Exercisable at September 30, 2018	11,304,808	$0.35		$2,994,627

A summary of option activity for the years ended December 31, 2017 and 2016 are presented below.

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	7,656,250	$0.66	4.87	$—
Granted	5,860,000	0.09	—	—
Forfeited	(2,985,297)	0.93	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2016	10,530,953	$0.33	4.03	$—
Granted	13,210,000	0.17	—	—
Forfeited	(1,900,000)	0.16	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2017	21,840,953	$0.26	2.09	$137,403
Vested December 31, 2017	12,286,613	$0.28		$44,030
Exercisable at December 31, 2017	9,357,620	$0.36		$24,166

Schedule of Fair Value Assumptions Using Black-Scholes Method

The fair value of share option award is estimated using the Black-Scholes method based on the following weighted-average assumptions:

Nine Months Ended September 30,
	2018	2017
Risk-free interest rate	2.73% - 2.99%	1.77% - 1.93%
Average expected term (years)	5 years	5 years
Expected volatility	184% -190%	157%-171%
Expected dividend yield	-	-

Schedule of Warrants Outstanding

The Company has the following warrants outstanding as of September 30, 2018 all of which are exercisable:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2017	28,436,413	$0.13	2.79	$-
Granted	5,446,700	0.34	-	-
Forfeited	(48,000)	0.10	-	-
Exercised	(14,683,075)	0.09	-	-
Outstanding at September 30, 2018	19,152,038	$0.22	3.03	$3,827,516

Exercisable at September 30, 2018	19,152,038			$3,827,516